Allowance for expected credit losses - Disclosure of movement in expected credit loss allowance (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Allowance for expected credit losses | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	£ 3,453	£ 3,596	£ 4,021
Write-offs and other £m	521	477	547
Income statement charge (credit) £m	442	334	122
Net change in ECL due to transfers	(79)	(143)	(425)
Closing ECL	3,374	3,453	3,596
Allowance for expected credit losses | UK mortgages | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	852	971	1,115
Write-offs and other £m	10	44	25
Income statement charge (credit) £m	(133)	(75)	(119)
Net change in ECL due to transfers	(143)	(119)	(144)
Closing ECL	709	852	971
Allowance for expected credit losses | Securitised legacy retail mortgages | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Write-offs and other £m		33	20
Allowance for expected credit losses | Credit cards | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	674	700	810
Write-offs and other £m	215	181	225
Income statement charge (credit) £m	200	155	115
Net change in ECL due to transfers	(15)	(26)	(110)
Closing ECL	659	674	700
Allowance for expected credit losses | Other Retail | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	950	942	945
Write-offs and other £m	215	175	201
Income statement charge (credit) £m	275	183	198
Net change in ECL due to transfers	60	8	(3)
Closing ECL	1,010	950	942
Allowance for expected credit losses | Total Retail | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	2,476	2,613	2,870
Write-offs and other £m	440	400	451
Income statement charge (credit) £m	342	263	194
Net change in ECL due to transfers	(98)	(137)	(257)
Closing ECL	2,378	2,476	2,613
Allowance for expected credit losses | Commercial Banking | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	976	982	1,150
Write-offs and other £m	80	77	99
Income statement charge (credit) £m	99	71	(69)
Net change in ECL due to transfers	19	(6)	(168)
Closing ECL	995	976	982
Allowance for expected credit losses | Other | Total ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	1	1	1
Write-offs and other £m	1	0	(3)
Income statement charge (credit) £m	1	0	(3)
Net change in ECL due to transfers	0	0	0
Closing ECL	1	1	1
Gross carrying amount | Securitised legacy retail mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Opening ECL	£ (1,000)	(1,000)
Closing ECL		£ (1,000)	£ (1,000)